General (Prepaid Expenses and Other Current Assets) (Q2) (Details) - USD ($) $ in Millions	Jun. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 140	$ 143	$ 102